ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)	Attributable to Limited Partners

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$903	$(1,515)	$101	$36	$122	$(1)	$1,030	$676
Other comprehensive income (loss)	264	(419)	23	17	—	6	211	102
Balance at December 31, 2024	$1,167	$(1,934)	$124	$53	$122	$5	$1,241	$778
Other comprehensive income (loss)	349	534	(104)	1	—	(2)	(218)	560
Other items	(121)	—	—	—	—	—	(6)	(127)
Balance at December 31, 2025	$1,395	$(1,400)	$20	$54	$122	$3	$1,017	$1,211

(b)Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$5	$(9)	$1	$—	$1	$—	$6	$4
Other comprehensive income (loss)	1	(2)	—	—	—	—	2	1
Balance at December 31, 2024	$6	$(11)	$1	$—	$1	$—	$8	$5
Other comprehensive income (loss)	2	1	—	—	—	—	(1)	2
Balance at December 31, 2025	$8	$(10)	$1	$—	$1	$—	$7	$7

(c)Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$372	$(624)	$41	$15	$50	$—	$423	$277
Other comprehensive income (loss)	109	(173)	9	7	—	3	87	42
Balance at December 31, 2024	$481	$(797)	$50	$22	$50	$3	$510	$319
Other comprehensive income (loss)	144	217	(43)	1	—	(1)	(89)	229
Other items	(46)	—	—	—	—	—	(2)	(48)
Balance at December 31, 2025	$579	$(580)	$7	$23	$50	$2	$419	$500
(d) Attributable to Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial (Losses) Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$257	(424)	$29	$10	$35	$(1)	$289	$195
Other comprehensive income (loss)	75	(120)	7	5	—	2	59	28
Balance at December 31, 2024	$332	$(544)	$36	$15	$35	$1	$348	$223
Other comprehensive income (loss)	100	154	(32)	—	—	—	(61)	161
Other items	(35)	—	—	—	—	—	(2)	(37)
Balance at December 31, 2025	$397	$(390)	$4	$15	$35	$1	$285	$347

(e) Attributable to Non-controlling interest—Exchangeable units(1)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Gains	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$12	$(18)	$1	$—	$1	$—	$13	$9
Other comprehensive income (loss)	3	(4)	—	—	—	—	2	1
Balance at December 31, 2024	$15	$(22)	$1	$—	$1	$—	$15	$10
Other comprehensive income (loss)	3	9	(1)		—	—	(3)	8
Balance at December 31, 2025	$18	$(13)	$—	$—	$1	$—	$12	$18

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.